INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2011
Current and Deferred Portion of Income Tax Expense

The current and deferred portion of income tax expense included in the consolidated statements of operations for the years ended December 31 is as follows:

	2009	2010	2011
Current income tax expense	92,009	133,180	185,001
Deferred income tax (provision) /benefit	(29,843)	6,789	(15,559)

Income tax expense	62,166	139,969	169,442

Reconciliation Between the Statutory CIT Rate and Group's Effective Tax Rate

A reconciliation between the statutory CIT rate and the Group’s effective tax rate for the years ended December 31 is as follows:

	2009	2010	2011
Statutory CIT rate	25%	25%	25%
Tax differential from statutory rate applicable to subsidiaries in the PRC	(3%)	(3%)	(3%)
Tax differential for the gains/expenses recorded by the Company and its subsidiaries registered in Cayman Islands, BVI and Mauritius which are not subject to tax	(2%)	5%	2%

Permanent difference for non-deductible expenses	(1%)	1%	1%
CIT refund	(2%)	—	—
Withholding tax on earnings no longer considered indefinitely reinvested	—	—	7%

Effective CIT rate	19%	28%	32%

Components of Deferred Tax Assets and Liabilities

Deferred tax assets and liabilities comprised:

	2010	2011
Deferred tax assets, current:
Tax loss carry forwards	10,668	21,269
Deductible temporary differences related to:
-rental expenses	1,091	3,009
-pre-operating expenses	5,780	8,886
-deferred revenue, current	14,376	42,670
-accruals for customer reward program	4,351	915
-others	6,682	12,154
Valuation allowance	(335)	(13,457)

	42,613	75,446

Deferred tax assets, non-current:
Tax loss carry forwards	32,905	101,649
Deductible temporary differences related to:
-rental expenses	66,246	185,448
-pre-operating expenses	11,560	16,100
-deferred revenue, non current	12,178	15,331
-unfavorable lease related to acquisitions	2,180	98,188
-Impairment loss of property and equipment	1,369	39,499
-others	442	1,190
Valuation allowance	(27,962)	(257,640)

	98,918	199,765

Total deferred tax assets	141,531	275,211

Deferred tax liabilities, current:
Withholding tax for profit distribution of previous periods (refer to Income Tax – PRC)	—	38,313

Deferred tax liabilities, non-current:
Recognition of intangible assets related to the acquisition of Motel 168	—	282,638
Other taxable temporary differences	11,552	12,090

	11,552	294,728

Total deferred tax liabilities	11,552	333,041

Aggregate Amount and Per Share Effect of Tax Holidays

For the tax holidays described for certain entities in the “China” section of this Note, the aggregate amount and per share effect of the tax holidays are as follows:

	For the years ended December 31,
	2009	2010	2011
(in thousands, except per share data)	RMB	RMB	RMB

Aggregate effect	8,904	13,851	14,505
Basic ordinary share effect	0.12	0.17	0.17
Diluted ordinary share effect	0.11	0.16	0.15